Financial instruments - additional information - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange risk
Amount of exchange gain (loss) recognised	$ 72	$ 88	$ 17
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	8.00%
Percentage of financial liabilities in other than functional currencies	25.00%